ORGANIZATION AND BUSINESS	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS

NOTE 1 – ORGANIZATION AND BUSINESS

Description of Operations

Sharing Services Global Corporation and subsidiaries (“Sharing Services” or the “Company”) aim to build shareholder value by developing or acquiring businesses, products and technologies in the direct selling industry and other industries that augment the Company’s product and services portfolio, business competencies, and geographic reach.

The Company was incorporated in the State of Nevada in April 2015.

Health and Wellness Products - The Company’s subsidiaries operating in the health and wellness products industry, which accounted for substantially all the Company’s consolidated net sales during the periods included in this Quarterly Report, market their products primarily through an independent sales force, using a direct selling business model under the proprietary brand “The Happy Co.” Currently, The Happy Co.TM markets and distributes its health and wellness products primarily in the United States, Canada, the Republic of Korea, and other countries in the Asia Pacific region.

Subscription-Based Travel Services - Through its subsidiary, Hapi Travel Destinations (“MyTravelVentures” or “MTV”), the Company delivers subscription-based travel services. MyTravelVentures’ services are designed to offer the deepest discounts for travel relating to airfare, cruises, hotels, resorts, time shares and rental cars for destinations throughout the world for people of all ages, demographics, and economic backgrounds. MTV will also provide entrepreneurial opportunities to its subscribers by capitalizing on both the direct selling model and the retail travel business model.

Company-Owned and Franchised Cafes – Sharing Services has entered into a Master Franchise Agreement (“MFA”) to acquire the exclusive franchise rights in North America to the brand “Hapi Café” from Hapi Café, Inc., a company affiliated with Heng Fai Ambrose Chan, a Director of the Company. Under the MFA, Sharing Services, directly or through its subsidiaries, will operate no less than five corporate-owned stores and can offer to the public sub-franchise rights to own and operate other stores. Each corporate-owned or franchised Hapi CaféTM store will allow customers and Brand Partners seeking a healthier lifestyle access to: (a) functional and healthy food and beverages, (b) a pleasant workspace with free Wi-Fi service, (c) physical fitness, nutrition management and personal workout print and video content, and (d) the Company’s proprietary travel services. In August 2022, the Company executed a non-binding letter of intent with American Wealth Mining Corporation (“AWM”, known previously as American Premium Water Corporation), a related party, allowing AWM to be the exclusive franchisee of Hapi Café in the State of New York.

Targeted Ownership Interests – Directly or through its subsidiaries, the Company from time to time will invest in emerging businesses, using a combination of debt and equity financing, in efforts to leverage the Company’s resources and business competencies and to participate in these businesses’ growth. As part of the Company’s commitment to these emerging businesses’ success, the Company, directly or through its subsidiaries, also offers non-traditional inventory financing, equity or debt financing, order fulfillment and logistic, CRM “Back Office” solutions, and other success-critical services to these businesses.

NOTE 1 – ORGANIZATION AND BUSINESS

Sharing Services Global Corporation (“Sharing Services”) and its subsidiaries (collectively, the “Company”) aim to build shareholder value by developing or investing in innovative emerging businesses and technologies that augment the Company’s products and services portfolio as described below, business competencies, and geographic reach. The Company was incorporated in the State of Nevada in April 2015.

In June 2021, the Company, through a subsidiary, commenced operations in the Republic of Korea (South Korea).

Health and Wellness Products - The Company’s subsidiaries operating in the health and wellness products industry, which accounted for approximately 99% of the Company’s consolidated net sales during the fiscal year 2022 and 2021, market our products primarily through an independent sales force, using a direct selling business model under the proprietary brand “The Happy Co.” Currently, The Happy Co. TM markets and distributes its health and wellness products primarily in the United States (the “U.S.”) and Canada. In June 2021, the Company, through a subsidiary, commenced operations in the Republic of Korea (South Korea).

Subscription-Based Travel Services - Through its subsidiary, Hapi Travel Destinations, the Company established a subscription-based travel services business under the proprietary brand “Hapi Travel” in May 2022. The Hapi Travel TM services are designed to offer the opportunity to travel to destinations in the U.S. and abroad to people of all ages, demographics, and economic backgrounds. Hapi Travel provides entrepreneurial opportunities to its subscribers by capitalizing on both the direct selling model and the retail travel business model.

Company-Owned and Franchised Destination Cafes – In August 2021, Sharing Services and Hapi Café, Inc., a company affiliated with Heng Fai Ambrose Chan, a Director of the Company, entered into a Master Franchise Agreement (the “MFA”) pursuant to which Sharing Services acquired the exclusive franchise rights in North America to the brand “Hapi Café.” Under the terms of the MFA, Sharing Services, directly or through its subsidiaries, has the right to operate no less than five (5) corporate-owned stores and can offer to the public sub-franchise rights to own and operate other stores, subject to the terms and conditions contained in the MFA.

Targeted Ownership Interests – Directly or through its subsidiaries, the Company from time to time will invest in emerging businesses, using a combination of debt and equity financing, in efforts to leverage the Company’s resources and business competencies and to participate in the growth of these businesses. As part of the Company’s commitment to the success of these emerging businesses, the Company, directly or through its subsidiaries, also plans to offer non-traditional inventory financing, equity or debt financing, order fulfillment and logistic, CRM “Back Office” solutions, and other success-critical services to these businesses.

Corporate Name Change

Sharing Services Global Corporation was originally incorporated under the name Sharing Services, Inc. In January 2019, Sharing Services, Inc. changed its corporate name to Sharing Services Global Corporation to better reflect the Company’s strategic intent to grow its business globally. In connection with the name change, the Company adopted the trading symbol SHRG effective April 4, 2019. Prior to this the Company’s Common Stock traded under the symbol SHRV.

Change of Fiscal Year

In March 2021, Sharing Services changed its fiscal year-end from a fiscal year ending on April 30th to a fiscal year ending on March 31st. Accordingly, the accompanying financial statements reflect the results of operations and cash flows for the fiscal year ended March 31, 2022 (12 months) compared to the eleven months ended March 31, 2021.

The following table sets forth certain information about the Company’s results of operations for the twelve (12) months ended March 31, 2022, and 2021. The information for the twelve (12) months ended March 31, 2021, represents unaudited pro-forma information.

	12 Months Ended March 31,
	2022	2021
Net sales	$34,424,314	$74,664,436
Gross profit	$23,622,443	$53,630,538
Loss from continuing operations	$(20,142,487)	$(1,988,501)
Loss before income taxes	$(20,142,487)	$(1,988,501)
Income tax benefit	(3,035,990)	(1,782,278)
Net loss	$(17,106,497)	$(206,223)

Basic and diluted loss per share	$(0.08)	$(0.00)